UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: June 30, 2008

  Check here if Amendment {X}; Amendment Number: __1__
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Julie A. Bell Lindsay
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Julie A. Bell Lindsay                  New York, New York    May  13, 2010

  This amendment is being filed to add certain reportable securities directly beneficially owned by Citibank Canada (identified as number 4 on the "List of Other Included Managers") which were not previously included on the Form 13F-HR filed by Citigroup Inc. on August 14, 2008.

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion ar reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            4
  Form 13F Information Table Entry Total:                      47
  Form 13F Information Table Value Total:            $158,845,485


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
  No.  File Number          Name


  04   28-6215              Citibank Canada
  06   28-5347              Citibank Overseas Investment Corporation
  07   28-4287              Citibank, N.A.
  11   28-11520             Citicorp Holdings Inc.

                                                                 FORM 13F INFORMATION TABLE
                      TITLE                 VALUE   SHARES/   SH/ PUT/ INVSTMT          OTHER               VOTING AUTHORITY
      NAME OF ISSUER  CLASS        CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN         MANAGERS          SOLE     SHARED     NONE
-------------------- ----------- --------- -------- --------- --- ---- ------- ----------------------- --------- --------- ---------
AGRIUM INC           COM         008916108     2177     20247 SH       DEFINED                4,6,7,11     20247         0         0
AUGUSTA RES CORP     COM NEW     050912203     1580    273840 SH       DEFINED                4,6,7,11    273840         0         0
AURIZON MINES LTD    COM         05155P106      723    147249 SH       DEFINED                4,6,7,11    147249         0         0
BCE INC              COM NEW     05534B760     1040     29866 SH       DEFINED                4,6,7,11     29866         0         0
BANK MONTREAL QUE    COM         063671101     5310    128790 SH       DEFINED                4,6,7,11    128790         0         0
BANK NOVA SCOTIA HAL COM         064149107    11172    243825 SH       DEFINED                4,6,7,11    243825         0         0
BARRICK GOLD CORP    COM         067901108     3449     75808 SH       DEFINED                4,6,7,11     75808         0         0
BROOKFIELD ASSET MGM CL A LTD V  112585104     2786     85627 SH       DEFINED                4,6,7,11     85627         0         0
BROOKFIELD PPTYS COR COM         112900105      244     13741 SH       DEFINED                4,6,7,11     13741         0         0
CHC HELICOPTER CORP  CL A SUB V  12541C203      330     10697 SH       DEFINED                4,6,7,11     10697         0         0
CAMECO CORP          COM         13321L108     1296     30236 SH       DEFINED                4,6,7,11     30236         0         0
CDN IMPERIAL BK OF C COM         136069101     5657    102958 SH       DEFINED                4,6,7,11    102958         0         0
CANADIAN NATL RY CO  COM         136375102     2002     41632 SH       DEFINED                4,6,7,11     41632         0         0
CANADIAN NAT RES LTD COM         136385101    14397    143611 SH       DEFINED                4,6,7,11    143611         0         0
CANADIAN PAC RY LTD  COM         13645T100      730     11036 SH       DEFINED                4,6,7,11     11036         0         0
ENBRIDGE INC         COM         29250N105     1885     43657 SH       DEFINED                4,6,7,11     43657         0         0
ENCANA CORP          COM         292505104     6755     74291 SH       DEFINED                4,6,7,11     74291         0         0
ENDEAVOUR SILVER COR COM         29258Y103       88     28349 SH       DEFINED                4,6,7,11     28349         0         0
ENERPLUS RES FD      UNIT TR G   29274D604      245      5296 SH       DEFINED                4,6,7,11      5296         0         0
FORDING CDN COAL TR  TR UNIT     345425102     1417     14816 SH       DEFINED                4,6,7,11     14816         0         0
GAMMON GOLD INC      COM         36467T106      336     30971 SH       DEFINED                4,6,7,11     30971         0         0
GOLDCORP INC NEW     COM         380956409     7393    160118 SH       DEFINED                4,6,7,11    160118         0         0
GROUPE CGI INC       CL A SUB V  39945C109      134     13463 SH       DEFINED                4,6,7,11     13463         0         0
IMPERIAL OIL LTD     COM NEW     453038408     2023     36742 SH       DEFINED                4,6,7,11     36742         0         0
MAG SILVER CORP      COM         55903Q104      297     30160 SH       DEFINED                4,6,7,11     30160         0         0
MAGNA INTL INC       CL A        559222401      544      9183 SH       DEFINED                4,6,7,11      9183         0         0
MANULIFE FINL CORP   COM         56501R106     5503    158528 SH       DEFINED                4,6,7,11    158528         0         0
NEW GOLD INC CDA     COM         644535106      526     68427 SH       DEFINED                4,6,7,11     68427         0         0
NEXEN INC            COM         65334H102     1716     43172 SH       DEFINED                4,6,7,11     43172         0         0
NORTHERN DYNASTY MIN COM NEW     66510M204      403     50141 SH       DEFINED                4,6,7,11     50141         0         0
PAN AMERICAN SILVER  COM         697900108     2100     60738 SH       DEFINED                4,6,7,11     60738         0         0
PENN WEST ENERGY TR  TR UNIT     707885109      521     15394 SH       DEFINED                4,6,7,11     15394         0         0
PETRO-CDA            COM         71644E102     7092    127205 SH       DEFINED                4,6,7,11    127205         0         0
POTASH CORP SASK INC COM         73755L107     6101     26693 SH       DEFINED                4,6,7,11     26693         0         0
RESEARCH IN MOTION L COM         760975102     5282     45180 SH       DEFINED                4,6,7,11     45180         0         0
ROGERS COMMUNICATION CL B        775109200     1794     46395 SH       DEFINED                4,6,7,11     46395         0         0
ROYAL BK CDA MONTREA COM         780087102    14158    316945 SH       DEFINED                4,6,7,11    316945         0         0
SHAW COMMUNICATIONS  CL B CONV   82028K200      385     18904 SH       DEFINED                4,6,7,11     18904         0         0
SILVER STD RES INC   COM         82823L106      757     26425 SH       DEFINED                4,6,7,11     26425         0         0
SUN LIFE FINL INC    COM         866796105     3737     91249 SH       DEFINED                4,6,7,11     91249         0         0
SUNCOR ENERGY INC    COM         867229106     4846     83386 SH       DEFINED                4,6,7,11     83386         0         0
TALISMAN ENERGY INC  COM         87425E103     2016     91115 SH       DEFINED                4,6,7,11     91115         0         0
TECK COMINCO LTD     CL B        878742204     2604     54312 SH       DEFINED                4,6,7,11     54312         0         0
THOMSON REUTERS CORP COM         884903105      292      9084 SH       DEFINED                4,6,7,11      9084         0         0
TORONTO DOMINION BK  COM NEW     891160509    12360    198493 SH       DEFINED                4,6,7,11    198493         0         0
TRANSALTA CORP       COM         89346D107    10129    279498 SH       DEFINED                4,6,7,11    279498         0         0
TRANSCANADA CORP     COM         89353D107     2513     64821 SH       DEFINED                4,6,7,11     64821         0         0